Share-based compensation - Disclosure anti-dilutive securities (Details)	Dec. 31, 2021 shares
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards - as adjusted (in shares)	3,179,903